SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Finite-lived intangible asset, useful life	10 years
Potentially dilutive securities	0	0
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Cash			$ 1	$ 152,021	$ 69,818
Investments held in trust account			$ 53,622,021	$ 72,345,071
Temporary equity, shares issued			5,031,633	6,900,000	0
Temporary equity, shares outstanding			5,031,633	6,900,000	0